Related party transactions - Other transactions (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022 $ / shares shares	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 vessel	Aug. 31, 2021 vessel	Dec. 31, 2020 vessel
Disclosure of transactions between related parties [line items]
Number of vessels		1
Number of vessels in agreement to sell			18
Termination notice required upon sale of vehicle		3 months
Term of management payments due upon sale of vessel		3 months
Contract termination fees | $		$ 200	$ 100
Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Contract termination fees | $			2,500
Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Contract termination fees | $			$ 1,400
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels			0	0	9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels					5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels				2	4
Product tanker | LR1 | SCM and SSM | Management
Disclosure of transactions between related parties [line items]
Number of vessels					2
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels		111	113
Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels				13		13
Vessels | MR | STI Amber And STI Ville
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell		2
Vessels | MR | STI Fontvieille, STI Benicia and STI Majestic
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			3
Vessels | LR1 | STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			12
Vessels | LR2 | STI Savile Row, STI Carnaby and STI Nautilus
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell			3
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Payment made to related parties, insurance settlement | $			$ 1,700
Receivables due from related parties | $		$ 10	$ 4,976
Other related parties | Entei, Inc.
Disclosure of transactions between related parties [line items]
Entity's shares acquired (in shares) | shares	1,293,661
Shares repurchased, average purchase price (in dollars per share) | $ / shares	$ 38.65
Other related parties | Vessels | MR | Scorpio Services Holding Limited (SSH) | STI Benicia
Disclosure of transactions between related parties [line items]
Number of vessels			1
Sale of ships, percentage of buyer-owned by related party			7.50%